111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

October 29, 2014

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust I (the “Trust”) (File Nos. 33-7638 and 811-4777) on behalf of MFS® U.S. Government Cash Reserve Fund (formerly, MFS® Cash Reserve Fund) (the “Fund”); Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 70 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 68 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting changes to the fund’s name and related investment strategies.

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

JOHNATHAN C. MATHIESEN
Johnathan C. Mathiesen
Assistant Vice President and
Associate Counsel

JCM/bjn
enclosures